Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
UK
Disclosure of defined benefit plans [line items]
Duration (in years)	18 years	18 years
The Netherlands
Disclosure of defined benefit plans [line items]
Duration (in years)	18 years	18 years
Rest of world
Disclosure of defined benefit plans [line items]
Duration (in years)	12 years	13 years
Bottom of range
Disclosure of defined benefit plans [line items]
Duration (in years)	7 years	7 years
Top of range
Disclosure of defined benefit plans [line items]
Duration (in years)	21 years	22 years
Active members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	14.00%	14.00%
Active members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	12.00%	12.00%
Active members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	12.00%	12.00%
Active members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	20.00%	20.00%
Deferred members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	33.00%	32.00%
Deferred members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	36.00%	35.00%
Deferred members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	43.00%	43.00%
Deferred members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	17.00%	17.00%
Retired members
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	53.00%	54.00%
Retired members | UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	52.00%	53.00%
Retired members | The Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	45.00%	45.00%
Retired members | Rest of world
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	63.00%	63.00%